Events occurring after the reporting period	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Events occurring after the reporting period
28.	Events occurring after the reporting period
The Company evaluated subsequent events for recognition or disclosure through March 30, 2021 and did not identify material subsequent events.